Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 15,385	$ 1,071
Accounts receivable, net	1,578	1,977
Related party receivables	0	0
Inventory	15,726	22,777
Prepaid expenses and other current assets	2,539	2,915
Total Current Assets	35,228	34,096
Restricted cash	0	0
Property and equipment, net	1,595	1,789
Right-of-use asset, net (Note 21)	17,391	0
Intangible assets, net	5,493	1,112
Goodwill	6,748	0
Investment in unconsolidated affiliates	7,404	13,570
Other non-current asset	1,074	664
Total assets	74,933	54,731
Current Liabilities
Accounts payable	19,605	16,098
Due to Clients	10,891	5,151
Related party payables	1,033	0
Accrued expenses and other liabilities (Note 6)	17,826	14,018
Lease liabilities, current portion (Note 21)	4,367	0
Total Current Liabilities	53,722	35,267
Line of credit	0	0
Long-term note payable, net	0	0
Convertible Note	60,852	0
Deferred tax liabilities	394	1,174
Lease liabilities, net of current portion (Note 21)	15,223	0
Other long-term liabilities (Note 6)	17,766	734
Total Liabilities	147,957	56,772
Commitments and contingencies (Note 22)
STOCKHOLDERS' DEFICIT
Common stock, $0.0001 par value, 500,000,000 and 60,760,816 shares authorized; 66,694,295 and 39,621,946 shares issued and outstanding as of December 31, 2022 and December 31, 2021	7	4
Additional paid-in capital	9,263	4,358
Treasury stock	0	0
Accumulated deficit	(82,294)	(16,262)
Total Stockholders' Deficit	(73,024)	(13,230)
Total liabilities, convertible redeemable preferred stock and stockholders' deficit	74,933	54,731
Class A Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	0	0
Class B Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	$ 0	$ 0